Summary of Significant Accounting Policies - Schedule of Revenues by Revenue Streams (Details) - Disaggregated Revenue [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	$ 25,135,681	$ 25,526,936	$ 32,445,557
Time charter revenue [Member]
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	19,306,369	19,613,798	27,042,943
Vessel management services revenue [Member]
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	$ 5,829,312	$ 5,913,138	$ 5,402,614